Convertible Notes Payable (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Convertible Notes Payable Details
Convertible Notes Payable	$ 1,310,000		$ 1,115,000	$ 597,500
Convertible notes of term in years minimum	0		0
Convertible notes of term in years maximum	2		2
Convertible notes interest rate minimum	6.00%		6.00%
Convertible notes interest rate maximum	12.00%		12.00%
Discount	$ (527,901)		$ (381,747)
Total	782,099		733,253	597,500
Amortization of the Discount	124,584	$ 29,089	172,594	26,762
Interst Expense	$ 101,587	$ 0	$ 222,127	$ 0
Conversion Rate Minmimum			1.00%
Conversion Rate Maximum			50.00%